Segment reporting - Financial Information by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 1,646.6	$ 1,421.1	$ 1,131.5
Operating expense	339.6	274.6	229.8
Depreciation and amortization	366.7	353.9	254.3
General and administrative	90.6	65.4	33.1
Indemnity claim under acquisition agreement	(42.4)	0.0	0.0
Operating lease expense	146.3	150.5
(Gain) Loss on sale (note 8)	(16.4)	0.2	0.0
Goodwill impairment (note 11)	0.0	117.9	0.0
Interest expense	197.1	191.6	218.9
Interest income	(3.1)	(5.0)	(9.3)
Income tax expense (note 17)	33.0	16.6	$ 1.2
Elimination and Other
Segment Reporting Information [Line Items]
Operating expense	0.0	0.0
Depreciation and amortization	0.0	0.0
General and administrative	3.6	(8.1)
Indemnity claim under acquisition agreement	0.0
Operating lease expense	0.0	0.0
(Gain) Loss on sale (note 8)	0.0	0.0
Goodwill impairment (note 11)		0.0
Interest expense	(1.9)	(3.9)
Interest income	0.0	0.0
Income tax expense (note 17)	0.0	0.0
Containership Leasing
Segment Reporting Information [Line Items]
Revenue	1,460.4	1,222.8
Goodwill impairment (note 11)		0.0
Containership Leasing | Operating Segments
Segment Reporting Information [Line Items]
Revenue	1,460.4	1,222.8
Operating expense	289.3	243.4
Depreciation and amortization	307.9	288.1
General and administrative	49.9	36.6
Indemnity claim under acquisition agreement	0.0
Operating lease expense	143.0	147.3
(Gain) Loss on sale (note 8)	(15.9)	0.0
Goodwill impairment (note 11)		0.0
Interest expense	178.8	176.0
Interest income	(0.3)	(1.4)
Income tax expense (note 17)	0.8	1.0
Mobile Power Generation
Segment Reporting Information [Line Items]
Revenue	186.2	198.3
Goodwill impairment (note 11)		117.9
Mobile Power Generation | Operating Segments
Segment Reporting Information [Line Items]
Revenue	186.2	198.3
Operating expense	50.3	31.2
Depreciation and amortization	58.8	65.8
General and administrative	37.1	36.9
Indemnity claim under acquisition agreement	(42.4)
Operating lease expense	3.3	3.2
(Gain) Loss on sale (note 8)	(0.5)	0.2
Goodwill impairment (note 11)		117.9
Interest expense	20.2	19.5
Interest income	(2.8)	(3.6)
Income tax expense (note 17)	$ 32.2	$ 15.6